Share-based Payment Arrangements	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Share-based Payment Arrangements
28.	SHARE-BASED PAYMENT ARRANGEMENTS

a.	Employee share option plans of the Company
In order to attract, retain and reward employees, the Company and its subsidiary, ASE, have their employee share option plans for the Group’s full-time employees. As disclosed in Note 1, the Company assumed ASE’s obligations of outstanding employee share option plans starting from April 30, 2018 and each share option represents the right to purchase 0.5 ordinary share of the Company when exercised. The right of those share options granted under the plan is valid for 10 years, non-transferable
and exercisable at certain percentages subsequent to the second anniversary of the grant date. For any subsequent changes in the Company’s capital structure or when cash dividend per ordinary share exceeds 1.5% of the market price per ordinary share, the exercise price is accordingly adjusted.
Information about the share option plans that the Company granted and assumed were as follows:

	For the Year Ended December 31
	2020		2021		2022
	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (NT$)	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (NT$)	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (NT$)

Balance at January 1	170,786	$57.0	144,767	$56.9	96,802	$53.3
Options expired	(1,006)	40.8	—	—	—	—
Options forfeited	(3,949)	58.0	(5,907)	52.3	(1,206)	51.1
Options exercised	(21,064)	49.2	(42,058)	61.4	(14,334)	51.5

Balance at December 31	144,767	56.9	96,802	53.3	81,262	50.2

Options exercisable, end of year	67,388	61.4	49,696	55.5	58,216	51.3

The weighted average share prices at exercise dates of share options for the years ended December 31, 2020, 2021 and 2022 were NT$68.5, NT$108.8 and NT$92.4 (US$3.0), respectively.
Information about the outstanding share options that the Company granted and assumed at each balance sheet date was as follows:

	Range of Exercise Price Per Share (NT$)	Weighted Average Remaining Contractual Life (Years)

December 31, 2021

ASE 5 th share options	$73.0	3.7
The Company 1 st share options	51.0	6.9

December 31, 2022

ASE 5 th share options	73.0	2.7
The Company 1 st share options	47.5	5.9
The Company’s board of directors resolved in February 2023 to issue the Company’s second share options plan and granted 150,000 thousand share units
.

E
ach unit represents the right to purchase one newly issued ordinary share of the Company when exercised, which amounted to 150,000 thousand shares.

b.	Employee restricted stock awards plan of the Company
To attract and retain talents as well as motivate and engage employees, the Company’s annual shareholders’ meetings resolved the 2021 employee restricted stock awards plan in August 2021 and granted

15,000
 thousand ordinary shares on the record date of October 1, 2021. The par value and the exercise price was NT$
10
and NT$
0
per share, respectively. The fair value at the grant day was NT$
92.4
per share.
The vested shares are settled and released on an annual basis during a three-year period starting from October 1, 2021. Up to one-thirds
of the total shares granted will be vested only after the Company reaching specific performance targets before the end of each year-period. Except for inheritance, those shares shall not be sold, pledged, transferred, gifted, conditioned, or otherwise dispose of before vest, while the rights of attending, proposing, speaking, voting and election at shareholders meeting and other rights, including but not limited to, stock dividend, cash dividend, distribution from legal reserve and capital surplus, share options at cash capital increase are identical with the Company’s ordinary shares issued and outstanding. All the shares under this plan should be deposited in a trust account before vest.
After the grant date, the Company has the right to revoke and cancel those unvested shares. The dividends (including cash dividends, stock dividends, and the cash or the shares distributed from legal reserve or capital surplus) entitled to those unvested shares and interests derived therefrom shall be returned to the Company from the trust account at the same time.
Information about employee restricted stock was as follows:

	For the Year Ended December 31
	2021	2022
	(in thousand shares)	(in thousand shares)

Balance at January 1	—	15,000
Stocks granted	15,000	—
Stocks unrestricted	—	(5,000)

Balance at December 31	15,000	10,000

c.	Employee share option plans of subsidiaries
USIE
The terms of the plans issued by USIE were the same with those option plans previously granted by ASE. Information about share options was as follows:

	For the Year Ended December 31, 2020
	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (US$)

Balance at January 1	8,349	$2.3
Options forfeited	(7)	2.9
Options exercised	(8,342)	2.3

Balance at December 31	—	—

Options exercisable, end of year	—	—

In 2020, the Group’s shareholdings in USIE decreased because USIE’s share options were exercised. The transaction was accounted for as an equity transaction since the Group did not cease to have control over USIE and, as a result, capital surplus and retained earnings was decreased by NT$1,120,111 thousand and NT$392,447 thousand, respectively, in 2020. In addition, all of USIE’s share options were fully exercised as of December 31, 2020.
USISH
Under the share option plan issued in 2015 (“2015 share options”), each unit represents the right to purchase one ordinary share of USISH when exercised. The options are valid for 10 years, non-transferable
and exercisable at certain percentages subsequent to the second anniversary of the grant date incorporated with certain performance conditions. For any subsequent changes in USISH’s capital structure, the exercise price is accordingly adjusted.
In November 2019, USISH adopted the first share option plan (“2019 share options”) and granted 17,167 thousand share options to its employees. Each unit represents the right to purchase one ordinary share of USISH when exercised. The options are valid for 3.0 years, 4.0 years and 5.0 years, respectively, and are exercisable at certain percentages within 12 months subsequent to the second, the third and the fourth anniversary of the grant date under the satisfaction of certain performance conditions within each respective vesting period. In the event that USISH increases share capital by capital surplus or by cash, or distributes share dividends or cash dividends, the exercisable share option units and the exercise price are accordingly adjusted.

In September 2020, USISH adopted the second share option plan (“2020 share options”) and granted 1,140 thousand share options to its employees. The conditions of issued 2020 share options are the same as 2019 share options plan, except that the options are valid for 2.2 years, 3.2 years and
4.2
years, respectively, and with each respective vesting period of 1.2 years, 2.2 years and 3.2 years.
Information about share options was as follows:

	For the Year Ended December 31
	2020		2021		2022
	Number of Options (In Thousands)	Exercise Price Per Share (RMB)	Number of Options (In Thousands)	Exercise Price Per Share (RMB)	Number of Options (In Thousands)	Exercise Price Per Share (RMB)

Balance at January 1	35,077	$14.5	31,266	$14.6	29,486	$14.2
Options granted	1,140	21.7	—	—	—	—
Options expired	—	—	—	—	(2,312)	13.9
Options forfeited	(636)	14.0	(952)	14.5	(942)	13.0
Options exercised	(4,315)	15.5	(828)	13.8	(5,986)	12.8

Balance at December 31	31,266	14.6	29,486	14.2	20,246	14.5

Options exercisable, end of year	13,416	15.5	19,249	14.8	15,518	15.0

Fair value of options granted (RMB)	$7.03-8.93		$—		$—

Information about USISH’s outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share (RMB)	Remaining Contractual Life (Years)

December 31, 2021

2015 share options	$15.5	3.9
2019 share options	12.7	2.9
2020 share options	21.2	2.9

December 31, 2022

2015 share options	15.5	2.9
2019 share options	12.4	1.9
2020 share options	20.9	1.9
AMPI
In May 2021, the authority approved AMPI’s employee share options plan with the issuance up to 10,000 thousand units. The options are valid for 10 years, non-transferable
and exercisable at certain percentages subsequent to the second anniversary of the grant date. For any subsequent changes in AMPI’s capital structure, the exercise price will be adjusted accordingly. AMPI’s board of directors resolved a capital reduction which record date was determined at July 25, 2022, and the exercise price of its share options was adjusted from
NT$7.5 to NT$30 accordingly.
Information about share options was as follows:

	For the Year Ended December 31, 2022
	Number of Options (In Thousands)	Exercise Price Per Share (NT$)

Balance at January 1	—	$—
Options granted	3,100	30.0

Balance at December 31	3,100	30.0

Options exercisable, end of year	—	—

Weighted-average fair value of options granted ($)	18.0-18.8

Information about AMPI’s outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share	Remaining Contractual Life (Years)

December 31, 2022

2022 share options	$30.0	9.3

d.	Employee restricted stock plans of subsidiaries
In November 2019, USISH adopted the first restricted stock plan (“2019 restricted stocks”) and granted 6,156 thousand ordinary shares to its directors (excluding independent directors), supervisors and employees. In April 2020, the board of directors further resolved to grant 6,403 thousand ordinary shares instead, while other terms remain constant. The plan was of 3 phases starting from 2019 and each phase lasts for 1 year with a valid period of 4.5 years, 3.5 years and 2.5 years, respectively. Upon satisfaction of certain performance conditions in each phase, participants are entitled to subscribe a certain percentage of the total USISH’s ordinary shares issued under the plan with a lock-up
period of 1 year. The valid period may be early terminated or extended prior to one month of the expiration date depending on the conditions of ordinary shares granted. In the event that USISH increases share capital by capital surplus or by cash, or distributes share dividends or cash dividends, the exercise price is accordingly adjusted.
In September 2020, USISH adopted the second restricted stock plan (“2020 restricted stocks”) and granted 425 thousand ordinary shares to its employees. The conditions of issued 2020 restricted stocks are the same as 2019 restricted stocks plan, except that the restricted stocks are valid for 2 years and the ordinary shares that USISH would issue to participants for free are with a lock-up
period of 1.3 year.
In September 2021, USISH adopted the third restricted stock plan (“2021 restricted stocks”) and granted 281 thousand ordinary shares to its expatriate staff. The conditions of issued 2021 restricted stocks are the same as 2020 restricted stocks plan.
Information about restricted st
ock
s was as follows:

	For the Year Ended December 31
	2020		2021		2022
	Number of Options (In Thousands)	Exercise Price Per Share (RMB)	Number of Options (In Thousands)	Exercise Price Per Share (RMB)	Number of Options (In Thousands)	Exercise Price Per Share (RMB)

Balance at January 1	6,156	$13.3	5,547	$12.2	3,565	$10.2
Options granted	672	4.9	281	—	—	—
Options expired	—	—	—	—	(4)	—
Options exercised	(1,281)	13.2	(1,780)	12.7	(395)	—
Options forfeited	—	—	(483)	12.1	(1,182)	12.2

Balance at December 31	5,547	12.2	3,565	10.2	1,984	10.7

Options exercisable, end of year	—	—	—	—	1,715	12.4

Fair value of options granted (RMB)	$18.55		$11.78		$—

Information about USISH’s outstanding restricted stocks at each balance sheet date was as follows:

	Range of Exercise Price Per Share (RMB)	Remaining Contractual Life (Years)

December 31, 2021

2019 restricted stocks	$12.7	2.3
2020 restricted stocks	—	0.7
2021 restricted stocks	—	1.7

December 31, 2022

2019 restricted stocks	12.4	1.3
2021 restricted stocks	—	0.7
The
Group’s shareholdings in USISH decreased because the abovementioned share option plans and restricted stock plan were exercised in 2020, 2021 and 2022. The transaction was accounted for as an equity transaction since the Group did not cease to have control over USISH and, as a result, capital surplus increased by NT$1,010,219 thousand, NT$58,448 th ousan
d and NT$125,049 thousand (US$4,069 thousand) in 2020, 2021 and 2022, respectively.

e.	Fair value information
The fair values at the grant date and the record date of capital reduction of AMPI’s 2022 share options plan were measured by using the trinomial tree model. The fair values at the grant date of USISH’s share options plan were measured by using the trinomial tree model, while USISH’s restricted stocks plans were measured by using the Black-Scholes Option Pricing Model incorporating the effect of the lock-up
period. The inputs to the models were as follows:
Share options plan

	2020 share options plan	2022 share options plan	2022 share options plan after capital reduction

Share price at the grant date	RMB21.55 per share	NT$7.5 per share	NT$30.2 per share
Exercise price	RMB21.65 per share	NT$7.5 per share	NT$30.0 per share
Expected volatility (%)	48.14-53.57	65.35-67.78	65.85-67.29
Expected lives (years)	2.2-4.2	6.0-7.0	5.8-6.8
Expected dividend yield	—	—	—
Risk free interest rate (%)	2.80-2.99	1.15-1.19	1.11-1.15

Restricted stocks plan

	2020 restricted stocks plan	2021 restricted stocks plan

Share price at the grant date	RMB24.30 per share	RMB14.65 per share
Exercise price	(Note)	(Note)
Expected volatility (%)	56.97	47.15
Lock-up periods (years)	1.3	1.3
Expected dividend yield	—	—
Risk free interest rate (%)	2.63	2.34

Note:	The restricted stock s plan is to transfer ordinary shares for free upon satisfaction of certain performance conditions prior to the expiration.
Expected volatilities were based on the annualized volatilities of AMPI’s and USISH’s historical share prices.
For the years ended December 31, 2020, 2021 and 2022, employee benefits expense recognized on the aforementioned employee share options plans and the restricted shares/stocks plans were

NT$955,575 thousand, NT$699,211 thousand and NT$989,843 thousand (US$32,211 thousand), respectively.